Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss (NOL) carry forwards	$ 6,911,195	$ 6,179,029
Accrued liabilities	97,109	6,816
Inventory reserves	3,138	3,993
Stock based compensation	15,600
Total deferred tax assets	7,027,042	6,189,838
Deferred tax liabilities:
Depreciation and amortization	(27,756)	(27,789)
Total deferred tax liabilities	(27,756)	(27,789)
Valuation allowance	(6,999,286)	(6,162,049)
Net deferred tax assets